LIQUIDITY AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Liquidity and Capital Management [Abstract]
Disclosure of Contractual Obligations
The table below presents the partnership’s contractual obligations as of December 31, 2024:

(US$ Millions)		Payments due by period
Dec. 31, 2024	Total	< 1 Year	1 Year	2 Years	3 Years	4 Years	> 5 Years
Debt obligations(1)	$50,908	$22,394	$8,804	$5,592	$2,127	$8,674	$3,317
Capital securities	2,829	158	734	—	69	2	1,866
Lease obligation	3,229	49	45	44	45	45	3,001
Commitments(2)	142	124	18	—	—	—	—

Interest expense(3):
Debt obligations	7,121	2,475	1,527	1,097	822	503	697
Capital securities	2,602	176	190	141	148	154	1,793
Interest rate swaps	4	(2)	1	4	1	—	—
(1)Debt obligations gross of deferred financing costs of $225 million.
(2)Primarily consists of construction commitments on commercial developments.
(3)Represents aggregate interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.